NOTE 14 - Convertible loan: Schedule of Carrying Amount and Amount to be paid at Maturity of Convertible Loan (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Loan A
Schedule of Carrying Amount and Amount to be paid at Maturity of Convertible Loan
Convertible loan A	As of Maturity Date	As of December 31, 2023
Carrying amount	-	4,503
Amount to be paid at Maturity Date (principal + accrued interest)	1,214	4,470